Investments in equity accounted investees - Summary of Summarized Financial Information of Joint Ventures (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Current assets	$ 1,979,596	$ 1,646,639	$ 1,714,569
Non-current assets	5,213,495	4,736,926	4,377,193
Current liabilities	(3,095,938)	(3,193,183)	(3,269,425)
Non-current liabilities	(4,689,369)	(4,090,296)	(3,555,262)
Carrying amount of interest in joint venture	0	16,978	27,120
Revenues	5,360,570	5,619,854	4,916,097
Operating expenses	4,432,461	4,553,165	4,200,279
Profit	$ 351,861	$ 617,486	$ 273,368
MRO [Member]
Disclosure of joint ventures [line items]
Percentage ownership interest		50.00%	50.00%
Current assets		$ 46,421	$ 79,220
Non-current assets		18,536	16,723
Current liabilities		(1,564)	0
Non-current liabilities		(29,436)	(41,703)
Net assets		33,957	54,240
Carrying amount of interest in joint venture		16,978	27,120
Revenues		12,908	16,456
Operating expenses		2,320	5,393
Profit		10,588	11,063
Share of profit		5,858	(3,061)
MRO [Member] | Current Year Share of Profit [Member]
Disclosure of joint ventures [line items]
Share of profit		5,294	5,532
MRO [Member] | Prior Years Additional Share of Profit [Member]
Disclosure of joint ventures [line items]
Share of profit		$ 564	$ (8,593)